CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDING (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Condensed Consolidating Balance Sheet

CONSOLIDATING BALANCE SHEETS

	December 31, 2019
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$734.0	$6.0	$23.1	$—	$763.1
Accounts receivable	788.1	6.6	31.9	—	826.6
Accounts receivable - affiliate	2.6	3.0	0.9	—	6.5
Inventories	1,913.3	—	208.9	—	2,122.2
Prepaid and other current assets	18.7	27.3	2.0	—	48.0
Due from related parties	39,148.7	26,857.6	12,295.9	(78,302.2)	—

Total current assets	42,605.4	26,900.5	12,562.7	(78,302.2)	3,766.4
Property, plant and equipment, net	15.8	2,916.2	236.6	—	3,168.6
Investment in subsidiaries	—	227.2	—	(227.2)	—
Operating lease right of use assets - third party	150.1	155.9	0.1	—	306.1
Operating lease right of use assets - affiliate	586.5	63.8	—	—	650.3
Deferred charges and other assets, net	27.0	927.2	—	—	954.2

Total assets	$43,384.8	$31,190.8	$12,799.4	$(78,529.4)	$8,845.6

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$438.7	$134.0	$18.5	$—	$591.2
Accounts payable - affiliate	46.3	1.5	0.3	—	48.1
Accrued expenses	1,462.1	114.0	215.3	—	1,791.4
Current operating lease liabilities - third party	63.3	8.7	—	—	72.0
Current operating lease liabilities - affiliate	76.4	2.8	—	—	79.2
Deferred revenue	15.3	1.7	—	—	17.0
Due to related parties	31,996.2	33,994.6	12,311.4	(78,302.2)	—

Total current liabilities	34,098.3	34,257.3	12,545.5	(78,302.2)	2,598.9
Long-term debt	1,200.8	47.6	14.4	—	1,262.8
Deferred tax liabilities	—	—	31.4	—	31.4
Long-term operating lease liabilities - third party	85.6	147.3	—	—	232.9
Long-term operating lease liabilities - affiliate	510.2	60.9	—	—	571.1
Other long-term liabilities	55.9	192.3	3.1	—	251.3
Investment in subsidiaries	3,536.8	—	—	(3,536.8)	—

Total liabilities	39,487.6	34,705.4	12,594.4	(81,839.0)	4,948.4
Commitments and contingencies
Equity:
PBF Holding Company LLC equity
Member’s equity	2,739.1	1,595.2	141.0	(1,736.2)	2,739.1
Retained earnings	1,156.9	(5,123.9)	64.0	5,059.9	1,156.9
Accumulated other comprehensive income (loss)	(9.7)	3.2	—	(3.2)	(9.7)

Total PBF Holding Company LLC equity	3,886.3	(3,525.5)	205.0	3,320.5	3,886.3
Noncontrolling interest	10.9	10.9	—	(10.9)	10.9

Total equity	3,897.2	(3,514.6)	205.0	3,309.6	3,897.2

Total liabilities and equity	$43,384.8	$31,190.8	$12,799.4	$(78,529.4)	$8,845.6

CONSOLIDATING BALANCE SHEETS

	December 31, 2018
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$526.0	$9.1	$26.6	$—	$561.7
Accounts receivable	690.1	7.2	13.4	—	710.7
Accounts receivable - affiliate	1.8	9.5	0.7	—	12.0
Inventories	1,685.4	—	178.7	—	1,864.1
Prepaid and other current assets	20.7	30.0	1.8	—	52.5
Due from related parties	33,793.1	25,057.3	9,534.2	(68,384.6)	—

Total current assets	36,717.1	25,113.1	9,755.4	(68,384.6)	3,201.0
Property, plant and equipment, net	17.3	2,722.7	231.2	—	2,971.2
Investment in subsidiaries	—	421.4	—	(421.4)	—
Investment in equity method investee	—	—	169.5	—	169.5
Deferred charges and other assets, net	16.0	855.8	—	—	871.8

Total assets	$36,750.4	$29,113.0	$10,156.1	$(68,806.0)	$7,213.5

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$278.2	$189.7	$15.9	$—	$483.8
Accounts payable - affiliate	34.2	14.8	0.5	—	49.5
Accrued expenses	1,364.0	156.1	58.9	—	1,579.0
Current debt	—	2.4	—	—	2.4
Deferred revenue	15.6	1.5	—	—	17.1
Due to related parties	28,340.7	30,433.4	9,610.5	(68,384.6)	—

Total current liabilities	30,032.7	30,797.9	9,685.8	(68,384.6)	2,131.8
Long-term debt	1,194.7	42.0	21.3	—	1,258.0
Deferred tax liabilities	—	—	40.4	—	40.4
Other long-term liabilities	54.9	194.5	4.1	—	253.5
Investment in subsidiaries	1,938.3	—	—	(1,938.3)	—

Total liabilities	33,220.6	31,034.4	9,751.6	(70,322.9)	3,683.7
Commitments and contingencies
Equity:
PBF Holding Company LLC equity
Member’s equity	2,652.5	1,737.2	323.7	(2,060.9)	2,652.5
Retained earnings	890.3	(3,662.0)	80.8	3,581.2	890.3
Accumulated other comprehensive loss	(23.9)	(7.5)	—	7.5	(23.9)

Total PBF Holding Company LLC equity	3,518.9	(1,932.3)	404.5	1,527.8	3,518.9
Noncontrolling interest	10.9	10.9	—	(10.9)	10.9

Total equity	3,529.8	(1,921.4)	404.5	1,516.9	3,529.8

Total liabilities and equity	$36,750.4	$29,113.0	$10,156.1	$(68,806.0)	$7,213.5

Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)

CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2019
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenues	$24,276.8	$1,763.3	$3,049.2	$(4,620.4)	$24,468.9
Cost and expenses:
Cost of products and other	22,090.6	1,153.7	3,043.8	(4,620.4)	21,667.7
Operating expenses (excluding depreciation and amortization expense as reflected below)	—	1,652.8	31.5	—	1,684.3
Depreciation and amortization expense	—	378.9	7.8	—	386.7

Cost of sales	22,090.6	3,185.4	3,083.1	(4,620.4)	23,738.7
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	224.3	36.1	(1.7)	—	258.7
Depreciation and amortization expense	10.8	—	—	—	10.8
Equity income in investee	—	—	(7.9)	—	(7.9)
Gain on sale of assets	—	(29.9)	—	—	(29.9)

Total cost and expenses	22,325.7	3,191.6	3,073.5	(4,620.4)	23,970.4

Income (loss) from operations	1,951.1	(1,428.3)	(24.3)	—	498.5
Other income (expense):
Equity in earnings (loss) of subsidiaries	(1,456.6)	(16.8)	—	1,473.4	—
Interest expense, net	(105.5)	(2.4)	(0.8)	—	(108.7)
Change in fair value of catalyst obligations	—	(9.7)	—	—	(9.7)
Other non-service components of net periodic benefit cost	(0.8)	0.6	—	—	(0.2)

Income (loss) before income taxes	388.2	(1,456.6)	(25.1)	1,473.4	379.9
Income tax benefit	—	—	(8.3)	—	(8.3)

Net income (loss)	388.2	(1,456.6)	(16.8)	1,473.4	388.2
Less: net income attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to PBF Holding Company LLC	$388.2	$(1,456.6)	$(16.8)	$1,473.4	$388.2

Comprehensive income (loss) attributable to PBF Holding Company LLC	$391.6	$(1,445.8)	$(16.8)	$1,473.4	$402.4

CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2018
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenues	$26,935.1	$1,532.4	$2,961.1	$(4,264.6)	$27,164.0
Cost and expenses:
Cost of products and other	25,170.9	940.2	2,898.1	(4,264.6)	24,744.6
Operating expenses (excluding depreciation and amortization expense as reflected below)	0.1	1,623.6	31.1	—	1,654.8
Depreciation and amortization expense	—	322.0	7.7	—	329.7

Cost of sales	25,171.0	2,885.8	2,936.9	(4,264.6)	26,729.1
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	222.9	26.7	4.2	—	253.8
Depreciation and amortization expense	10.6	—	—	—	10.6
Equity income in investee	—	—	(17.8)	—	(17.8)
Gain on sale of asset	—	(43.1)	—	—	(43.1)

Total cost and expenses	25,404.5	2,869.4	2,923.3	(4,264.6)	26,932.6

Income (loss) from operations	1,530.6	(1,337.0)	37.8	—	231.4
Other income (expense)
Equity in earnings (loss) of subsidiaries	(1,302.9)	28.7	—	1,274.2	—
Interest expense, net	(124.3)	(1.7)	(1.1)	—	(127.1)
Change in fair value of catalyst obligations	—	5.6	—	—	5.6
Other non-service components of net periodic benefit cost	(0.4)	1.5	—	—	1.1

Income (loss) before income taxes	103.0	(1,302.9)	36.7	1,274.2	111.0
Income tax expense	—	—	8.0	—	8.0

Net income (loss)	103.0	(1,302.9)	28.7	1,274.2	103.0
Less: net income attributable to noncontrolling interests	0.1	0.1	—	(0.1)	0.1

Net income (loss) attributable to PBF Holding Company LLC	$102.9	$(1,303.0)	$28.7	$1,274.3	$102.9

Comprehensive income (loss) attributable to PBF Holding Company LLC	$105.9	$(1,303.0)	$28.7	$1,274.3	$105.9

CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Year Ended December 31, 2017
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenues	$21,489.7	$1,488.7	$2,376.6	$(3,582.6)	$21,772.4
Cost and expenses
Cost of products and other	19,354.4	962.9	2,361.1	(3,582.6)	19,095.8
Operating expenses (excluding depreciation and amortization expense as reflected below)	—	1,594.9	31.5	—	1,626.4
Depreciation and amortization expense	—	246.7	7.6	—	254.3

Cost of sales	19,354.4	2,804.5	2,400.2	(3,582.6)	20,976.5
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	170.1	28.3	(0.5)	—	197.9
Depreciation and amortization expense	13.0	—	—	—	13.0
Equity income in investee	—	—	(14.6)	—	(14.6)
Loss on sale of assets	—	1.5	—	—	1.5

Total cost and expenses	19,537.5	2,834.3	2,385.1	(3,582.6)	21,174.3

Income (loss) from operations	1,952.2	(1,345.6)	(8.5)	—	598.1
Other income (expense):
Equity in earnings (loss) of subsidiaries	(1,349.2)	1.3	—	1,347.9	—
Change in fair value of catalyst obligations	—	(2.2)	—	—	(2.2)
Debt extinguishment costs	(25.5)	—	—	—	(25.5)
Interest expense, net	(120.1)	(1.5)	(1.0)	—	(122.6)
Other non-service components of net periodic benefit cost	(0.2)	(1.2)	—	—	(1.4)

Income (loss) before income taxes	457.2	(1,349.2)	(9.5)	1,347.9	446.4
Income tax benefit	—	—	(10.8)	—	(10.8)

Net income (loss)	457.2	(1,349.2)	1.3	1,347.9	457.2
Less: net income attributable to noncontrolling interests	0.1	0.1	—	(0.1)	0.1

Net income (loss) attributable to PBF Holding Company LLC	$457.1	$(1,349.3)	$1.3	$1,348.0	$457.1

Comprehensive income (loss) attributable to PBF Holding Company LLC	$456.1	$(1,349.3)	$1.3	$1,348.0	$456.1

Condensed Consolidating Statement of Cash Flow

CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2019
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$388.2	$(1,456.6)	$(16.8)	$1,473.4	$388.2
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	17.0	379.5	7.9	—	404.4
Stock-based compensation	1.2	29.3	—	—	30.5
Change in fair value of catalyst obligations	—	9.7	—	—	9.7
Deferred income taxes	—	—	(8.8)	—	(8.8)
Non-cash change in inventory repurchase obligations	25.4	—	—	—	25.4
Non-cash lower of cost or market inventory adjustment	(250.2)	—	—	—	(250.2)
Pension and other post-retirement benefit costs	9.2	35.6	—	—	44.8
Income from equity method investee	—	—	(7.9)	—	(7.9)
Distributions from equity method investee	—	—	7.9	—	7.9
Gain on sale of assets	—	(29.9)	—	—	(29.9)
Equity in earnings of subsidiaries	1,456.6	16.8	—	(1,473.4)	—
Changes in operating assets and liabilities:
Accounts receivable	(98.0)	0.6	(18.5)	—	(115.9)
Due to/from affiliates	(1,661.7)	1,735.4	(61.1)	—	12.6
Inventories	22.2	—	(30.2)	—	(8.0)
Prepaid and other current assets	2.0	2.6	(0.2)	—	4.4
Accounts payable	160.5	(31.1)	2.6	—	132.0
Accrued expenses	45.9	7.4	156.2	—	209.5
Deferred revenue	(0.3)	0.1	—	—	(0.2)
Other assets and liabilities	(13.3)	(36.0)	(9.6)	—	(58.9)

Net cash provided by operating activities	$104.7	$663.4	$21.5	$—	$789.6
Cash flows from investing activities:
Expenditures for property, plant and equipment	(8.3)	(351.8)	(13.0)	—	(373.1)
Expenditures for deferred turnaround costs	—	(299.3)	—	—	(299.3)
Expenditures for other assets	—	(44.7)	—	—	(44.7)
Proceeds from sale of assets	—	36.3	—	—	36.3
Equity method investment - return of capital	—	—	0.6	—	0.6
Investment in subsidiaries	5.6	—	—	(5.6)	—
Due to/from affiliates	(5.7)	—	—	5.7	—

Net cash used in investing activities	$(8.4)	$(659.5)	$(12.4)	$0.1	$(680.2)
Cash flows from financing activities:
Contributions from PBF LLC	$228.5	$—	$—	$—	$228.5
Distributions to members	(116.3)	(5.3)	—	—	(121.6)
Distribution to parent	—	—	(5.6)	5.6	—
Proceeds from revolver borrowings	1,350.0	—	—	—	1,350.0
Repayments of revolver borrowings	(1,350.0)	—	—	—	(1,350.0)
Repayments of PBF Rail Term Loan	—	—	(7.0)	—	(7.0)
Settlements of catalyst obligations	—	(6.5)	—	—	(6.5)
Due to/from affiliates	—	5.7	—	(5.7)	—
Deferred financing costs and other	(0.5)	(0.9)	—	—	(1.4)

Net cash provided by (used in) financing activities	$111.7	$(7.0)	$(12.6)	$(0.1)	$92.0
Net increase (decrease) in cash and cash equivalents	208.0	(3.1)	(3.5)	—	201.4
Cash and cash equivalents, beginning of period	526.0	9.1	26.6	—	561.7

Cash and cash equivalents, end of period	$734.0	$6.0	$23.1	$—	$763.1

CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2018
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$103.0	$(1,302.9)	$28.7	$1,274.2	$103.0
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	16.9	322.0	7.8	—	346.7
Stock-based compensation	0.2	20.0	—	—	20.2
Change in fair value of catalyst obligations	—	(5.6)	—	—	(5.6)
Deferred income taxes	—	—	7.2	—	7.2
Non-cash change in inventory repurchase obligations	(31.8)	—	—	—	(31.8)
Non-cash lower of cost or market inventory adjustment	351.3	—	—	—	351.3
Pension and other post-retirement benefit costs	7.8	39.6	—	—	47.4
Equity in earnings (loss) of subsidiaries	1,302.9	(28.7)	—	(1,274.2)	—
Income from equity method investee	—	—	(17.8)	—	(17.8)
Distributions from equity method investee	—	—	17.8	—	17.8
Gain on sale of assets	—	(43.1)	—	—	(43.1)
Changes in operating assets and liabilities:
Accounts receivable	213.1	0.4	26.9	—	240.4
Due to/from affiliates	(1,608.5)	1,483.8	121.2	—	(3.5)
Inventories	(54.2)	—	52.7	—	(1.5)
Prepaid and other current assets	(0.1)	(2.9)	0.1	—	(2.9)
Accounts payable	(135.6)	31.0	(6.1)	—	(110.7)
Accrued expenses	(43.2)	20.6	(210.4)	—	(233.0)
Deferred revenue	9.5	0.1	—	—	9.6
Other assets and liabilities	32.6	(10.2)	(21.1)	—	1.3

Net cash provided by operating activities	$163.9	$524.1	$7.0	$—	$695.0
Cash flows from investing activities:
Expenditures for property, plant and equipment	(6.2)	(268.9)	(2.2)	—	(277.3)
Expenditures for deferred turnaround costs	—	(266.0)	—	—	(266.0)
Expenditures for other assets	—	(17.0)	—	—	(17.0)
Proceeds from sale of assets	—	48.3	—	—	48.3
Equity method investment - return of capital	—	—	2.4	—	2.4

Net cash (used in) provided by investing activities	$(6.2)	$(503.6)	$0.2	$—	$(509.6)
Cash flows from financing activities:
Contributions from PBF LLC	287.0	—	—	—	287.0
Distributions to members	(42.5)	(10.1)	—	—	(52.6)
Repayments of revolver borrowings	(350.0)	—	—	—	(350.0)
Repayments of PBF Rail Term Loan	—	—	(6.8)	—	(6.8)
Repayments of note payable	—	(5.6)	—	—	(5.6)
Settlements of catalyst obligations	—	(9.1)	—	—	(9.1)
Deferred financing costs and other	(12.8)	—	—	—	(12.8)

Net cash used in financing activities	(118.3)	(24.8)	(6.8)	—	(149.9)
Net increase (decrease) in cash and cash equivalents	39.4	(4.3)	0.4	—	35.5
Cash and cash equivalents, beginning of period	486.6	13.4	26.2	—	526.2

Cash and cash equivalents, end of period	$526.0	$9.1	$26.6	$—	$561.7

CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2017
(in millions)	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$457.2	$(1,349.2)	$1.3	$1,347.9	$457.2
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	20.0	247.0	7.7	—	274.7
Stock-based compensation	—	21.5	—	—	21.5
Change in fair value of catalyst obligations	—	2.2	—	—	2.2
Deferred income taxes	—	—	(12.5)	—	(12.5)
Non-cash change in inventory repurchase obligations	13.8	—	—	—	13.8
Non-cash lower of cost or market inventory adjustment	(295.5)	—	—	—	(295.5)
Debt extinguishment costs	25.5	—	—	—	25.5
Distribution received from subsidiaries	—	7.2	—	(7.2)	—
Pension and other post-retirement benefit costs	6.6	35.6	—	—	42.2
Income from equity method investee	—	—	(14.6)	—	(14.6)
Distributions from equity method investee	—	—	20.2	—	20.2
Loss on sale of assets	—	1.5	—	—	1.5
Equity in earnings (loss) of subsidiaries	1,349.2	(1.3)	—	(1,347.9)	—
Changes in operating assets and liabilities:
Accounts receivable	(304.1)	0.4	(31.5)	—	(335.2)
Due to/from affiliates	(1,696.1)	1,709.8	(10.5)	—	3.2
Inventories	(6.7)	—	(48.0)	—	(54.7)
Prepaid and other current assets	6.9	(14.4)	(1.7)	—	(9.2)
Accounts payable	53.5	(28.1)	7.6	1.5	34.5
Accrued expenses	288.4	(38.0)	102.7	—	353.1
Deferred revenue	(4.8)	—	—	—	(4.8)
Other assets and liabilities	(11.8)	(19.1)	(21.1)	—	(52.0)

Net cash (used in) provided by operating activities	$(97.9)	$575.1	$(0.4)	$(5.7)	$471.1
Cash flows from investing activities:
Expenditures for property, plant and equipment	(1.9)	(230.2)	(0.5)	—	(232.6)
Expenditures for deferred turnaround costs	—	(379.1)	—	—	(379.1)
Expenditures for other assets	—	(31.2)	—	—	(31.2)
Equity method investment - return of capital	—	—	1.3	—	1.3
Due to/from affiliates	(0.9)	—	—	0.9	—

Net cash (used in) provided by investing activities	$(2.8)	$(640.5)	$0.8	$0.9	$(641.6)
Cash flows from financing activities:
Contributions from PBF LLC	97.0	—	—	—	97.0
Distributions to members	(61.2)	—	—	—	(61.2)
Distributions to T&M and Collins shareholders	—	—	(9.0)	7.2	(1.8)
Payment received for affiliate note receivable	—	11.6	—	—	11.6
Proceeds from 2025 Senior Notes	725.0	—	—	—	725.0
Cash paid to extinguish 2020 Senior Notes	(690.2)	—	—	—	(690.2)
Proceeds from revolver borrowings	490.0	—	—	—	490.0
Repayments of revolver borrowings	(490.0)	—	—	—	(490.0)
Repayments of PBF Rail Term Loan	—	—	(6.6)	—	(6.6)
Repayments of note payable	—	(1.2)	—	—	(1.2)
Settlements of catalyst obligations	—	10.8	—	—	10.8
Due to/from affiliates	—	0.9	—	(0.9)	—
Deferred financing costs and other	(13.4)	—	—	—	(13.4)

Net cash provided by (used in) financing activities	$57.2	$22.1	$(15.6)	$6.3	$70.0
Net (decrease) increase in cash and cash equivalents	(43.5)	(43.3)	(15.2)	1.5	(100.5)
Cash and cash equivalents, beginning of period	530.1	56.7	41.4	(1.5)	626.7

Cash and cash equivalents, end of period	$486.6	$13.4	$26.2	$—	$526.2